UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 Middlefield Road, Suite 210
         Menlo Park, CA  94025

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Menlo Park, CA     November 12, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $66,350 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3PAR INC                       COM              88580F109      268    41569 SH       SOLE                    41569        0        0
CEVA INC                       COM              157210105     7511   904974 SH       SOLE                   904974        0        0
CITRIX SYS INC                 COM              177376100     8328   329708 SH       SOLE                   329708        0        0
DSP GROUP INC                  COM              23332B106      114    14932 SH       SOLE                    14932        0        0
FINISAR                        COM              31787A101      975   965359 SH       SOLE                   965359        0        0
FOUNDRY NETWORKS INC           COM              35063R100     9932   545431 SH       SOLE                   545431        0        0
KEYNOTE SYS INC                COM              493308100     4196   316674 SH       SOLE                   316674        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    11968  1286868 SH       SOLE                  1286868        0        0
QLOGIC CORP                    COM              747277101    12302   800900 SH       SOLE                   800900        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     2889   230731 SH       SOLE                   230731        0        0
SOURCEFORGE INC                COM              83616W101     3065  2253464 SH       SOLE                  2253464        0        0
STARENT NETWORKS CORP          COM              85528P108     4802   371110 SH       SOLE                   371110        0        0